UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-612

Value Line Income and Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2004

Date of reporting period: June 30, 2005

Item I. Reports to Stockholders.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110
SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729
INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017
LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830
DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr
OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bardley Brooks
                    Vice President
                    Stephen E. Grant
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    David T. Henigson
                    Vice President
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#533548

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 June 30, 2005
--------------------------------------------------------------------------------
                                   Value Line

                                Income & Growth
                                   Fund, Inc.

                               [LOGO VALUE LINE]

Value Line Income and Growth Fund, Inc.

              To Our Value Line Income and Growth Fund Shareholders
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-month period ended June 30, 2005, the Value Line Income and Growth Fund had a total return of 2.40%. This compared with a total return of -0.81% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of 2.75% for the unmanaged Lehman Government/Credit Bond Index(2). Through the first half of the year, the Income and Growth Fund placed in the top 5th percentile of its balanced category peer group according to Lipper.

The first half of the year saw a range bound equity market despite corporate earnings posting strong growth and as the United States economy grew at a healthy rate better than 3.0%. This less-than-impressive start to the year, however, is due to several headwinds the market currently faces. First, earnings growth has been decelerating from the above-average 20% range that was recorded in the past half dozen quarters since the recovery began. Record operating margins will likely contract somewhat as a recently resurgent dollar combines with rising wages and short-term borrowing costs to result in single digits earnings gains in the second half of 2005. Also, while we continue to expect outsized gains in earnings growth from the energy companies, this too should begin to decelerate in the second half of 2005. This would also hamper overall growth as the energy sector has contributed 35% to 40% of the earnings growth for the companies in the S&P 500 over the past two years. Finally, the Federal Reserve is likely to continue increasing the Federal Funds rate (the rate at which banks lend excess reserves to one another) until sometime in the fall and the after effects of this tightening are not usually felt for another several quarters afterward, so this too will be a slight drag on the economy for the foreseeable future. On the positive side, many companies currently have strong balance sheets with record amounts of cash holdings that are either being used to increase dividends, buy back shares, or buy other companies, all of which should provide support for equity valuations.

Given this backdrop, and our view that the second half of the year will only be marginally better than the first, the Fund is maintaining a relatively neutral equity exposure of roughly 60%. With the rise in yields offered by the bond market, the Fund continues to increase its yield from its fixed income holdings, which account for 26% of assets. The Fund's quarterly dividend has increased from roughly 30 basis points to 50 basis points over the past year and we expect this trend to continue as the Fund invests its excess cash holdings, which are currently at a relatively high 14%. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investment in this area and currently roughly 75% of our equity holdings pay a dividend.

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ
    National Market System and is representative of the broad stock market.
    This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                         Value Line Income and Growth Fund, Inc.

              To Our Value Line Income and Growth Fund Shareholders
--------------------------------------------------------------------------------

We believe that in the current investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis. During the last six months, the fund has benefited from having an overweight position in the energy sector, the largest gainer in the S&P 500 during the first six months of the year. While we are somewhat worried by the volatile price action of oil and expect a pullback from the $60 range, we still believe that the strong cash flow and earnings are still not fully appreciated or priced into the current valuations of many energy companies so we still maintain an overweight in this sector with an 8% stake. The other largest holdings of the fund are in the Financial and Industrial sectors that also represent 8% weightings. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.

                                Sincerely,


                            /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

August 8, 2005

Economic Observations

The mature business expansion is now moving along at a modestly more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, healthy levels of retail spending, and a solid rate of growth in industrial production. Recent trends, moreover, suggest that this mature business up cycle will continue pressing forward at a similarly moderate rate into 2006.

Helping to sustain this upturn are likely to be solid levels of activity in the housing, retail, industrial, and service sectors. Such growth will probably be accompanied by just modest rates of inflation. The wild card in this equation, meanwhile, and the reason that we are not likely to see a materially higher level of business growth, is the record high price for oil. Should that key commodity not stabilize in price, as we expect it will, the sustainability of the economic expansion, as well as the prolonged period of comparative of price stability, would be threatened.

This steady, but moderate, pace of U.S. economic improvement and the accompanying stable rates of inflation will have positive ramifications. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months, without undue harm to the durability of the lengthy economic expansion.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         1/1/05
                                                          value            value           thru
                                                         1/1/05           6/30/05         6/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,024.00        $ 5.52
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.34        $ 5.51

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                         Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Common Stock Holdings

                                                                               Value         Percentage of
Issue                                                          Shares     (in thousands)      Net Assets
-----------------------------------------------------------   --------   ----------------   --------------
Exelon Corp. ..............................................   30,000          $ 1,540             0.63%
Devon Energy Corp. ........................................   30,000            1,520             0.62
Telefonos de Mexico S.A. de C.V. (ADR) Series "L" .........   80,000            1,511             0.62
Sanofi-Aventis (ADR) ......................................   35,000            1,435             0.59
EnCana Corp. ..............................................   36,000            1,425             0.59
Citigroup, Inc. ...........................................   30,000            1,387             0.57
Microsoft Corp. ...........................................   55,000            1,366             0.56
Canadian Natural Resources Ltd. ...........................   36,000            1,310             0.54
American Financial Group, Inc. ............................   39,000            1,307             0.54
Petroleo Brasileiro S.A. -- Petrobras (ADR) ...............   25,000            1,303             0.54

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

            Common & Preferred Stocks                 61.20%
            Bonds & Notes                             24.30%
            Cash & Other                              14.50%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

            Consumer, Non-Cyclical                    18.81%
            Financial Services                        17.03%
            Industrial Materials                      15.08%
            Energy                                    13.56%
            Communications                             8.23%
            Consumer, Cyclical                         7.58%
            Basic Materials                            6.79%
            Technology                                 6.49%
            Utilities                                  6.43%

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                     June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
COMMON STOCKS (58.9%)
                 AEROSPACE/DEFENSE (1.4%)
     12,000      Alliant Techsystems, Inc.* ..............          $    847
     35,000      Empresa Brasileira de Aeronautica
                   S.A. (ADR) ............................             1,157
     15,000      Lockheed Martin Corp. ...................               973
     12,000      Raytheon Co. ............................               469
                                                                    --------
                                                                       3,446
                 AIR TRANSPORT (0.4%)
     12,000      FedEx Corp. .............................               972
                 APPAREL (0.6%)
     20,000      Kellwood Co. ............................               538
     20,000      Liz Claiborne, Inc. .....................               795
     15,000      Tommy Hilfiger Corp.* ...................               206
                                                                    --------
                                                                       1,539
                 AUTO & TRUCK (0.3%)
     15,000      DaimlerChrysler AG* .....................               608
                 AUTO PARTS (0.8%)
     20,000      Autoliv, Inc. ...........................               876
      8,000      BorgWarner, Inc. ........................               429
     25,000      Superior Industries International, Inc.                 593
                                                                    --------
                                                                       1,898
                 BANK (1.8%)
     32,000      ICICI Bank Ltd. (ADR) ...................               699
     22,000      KeyCorp .................................               729
     20,000      PNC Financial Services Group, Inc. ......             1,089
     19,753      Regions Financial Corp. .................               669
     10,000      SunTrust Banks, Inc. ....................               722
     12,250      TD Banknorth, Inc. ......................               365
                                                                    --------
                                                                       4,273
                 BANK -- FOREIGN (0.2%)
     20,000      ABN Amro Holding NV (ADR) ...............               491
                 BANK -- CANADIAN (0.1%)
      5,877      Toronto-Dominion Bank (The) .............               262
                 BANK -- MIDWEST (0.4%)
     35,000      U.S. Bancorp ............................             1,022

                 BEVERAGE -- SOFT DRINK (0.4%)
     25,000      Cadbury Schweppes plc (ADR) .............               958
                 BIOTECHNOLOGY (0.2%)
     35,000      Savient Pharmaceuticals, Inc.* ..........               154
     20,000      Serono S.A. (ADR) .......................               320
                                                                    --------
                                                                         474
                 CANADIAN ENERGY (1.3%)
     36,000      Canadian National Resources Ltd.                      1,310
     36,000      EnCana Corp. ............................             1,425
     10,000      Suncor Energy, Inc. .....................               473
                                                                    --------
                                                                       3,208
                 CEMENT & AGGREGATES (0.4%)
     25,000      Cemex S.A. de C.V. (ADR) ................             1,061
                 CHEMICAL -- BASIC (0.4%)
     11,000      Dow Chemical Co. (The) ..................               490
     11,000      E. I. du Pont de Nemours & Co. ..........               473
                                                                    --------
                                                                         963
                 CHEMICAL -- DIVERSIFIED (0.6%)
     20,000      Cabot Corp. .............................               660
     22,000      Pall Corp. ..............................               668
                                                                    --------
                                                                       1,328
                 CHEMICAL -- SPECIALITY (1.0%)
     20,000      Agrium, Inc. ............................               392
     12,000      Avery Dennison Corp. ....................               636
     20,000      Hercules, Inc.* .........................               283
     20,000      Lubrizol Corp. (The) ....................               840
     20,000      Mosaic Co. (The)* .......................               311
                                                                    --------
                                                                       2,462
                 COMPUTER & PERIPHERALS (0.8%)
     25,000      Hewlett-Packard Co. .....................               588
     30,000      Lexar Media, Inc.* ......................               147
     10,000      Mercury Computer Systems, Inc.*                         274
     10,000      MRV Communications, Inc.* ...............                22
     35,000      Quantum Corp.* ..........................               104
     20,000      Silicon Storage Technology, Inc.*                        81
     30,000      3Com Corp.* .............................               109
     50,000      Unisys Corp.* ...........................               317
     25,000      Western Digital Corp.* ..................               336
                                                                    --------
                                                                       1,978

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
                 COMPUTER SOFTWARE & SERVICES (1.8%)
     25,000      Borland Software Corp.* .................          $     172
     15,000      Computer Sciences Corp.* ................                656
     25,000      Compuware Corp.* ........................                180
     20,000      Fair Isaac Corp. ........................                730
     30,000      Keane, Inc.* ............................                411
     55,000      Microsoft Corp. .........................              1,366
     30,000      Novell, Inc.* ...........................                186
     35,000      RSA Security, Inc.* .....................                402
     10,000      Symantec Corp.* .........................                217
                                                                    ---------
                                                                        4,320
                 DIVERSIFIED COMPANIES (0.9%)
     20,000      Brink's Co. (The) .......................                720
     12,000      Teleflex, Inc. ..........................                712
     35,000      McDermott International, Inc.* ..........                735
                                                                    ---------
                                                                        2,167
                 DRUG (3.2%)
     50,000      Alkermes, Inc.* .........................                661
     20,000      American Pharmaceutical
                 Partners, Inc.* .........................                825
     20,000      Elan Corp. plc (ADR)* ...................                136
     20,000      Immucor, Inc.* ..........................                579
     40,000      Mylan Laboratories, Inc. ................                770
     40,000      Pfizer, Inc. ............................              1,103
     20,000      Pharmaceutical Product
                 Development, Inc.* ......................                937
     35,000      Sanofi-Aventis (ADR) ....................              1,435
     15,000      Teva Pharmaceutical Industries
                 Ltd. (ADR) ..............................                467
     30,000      Watson Pharmaceuticals, Inc.* ...........                887
                                                                    ---------
                                                                        7,800
                 E-COMMERCE (0.1%)
     20,000      Interwoven, Inc.* .......................                151

                 EDUCATIONAL SERVICES (0.2%)
     30,000      Corinthian Colleges, Inc.* ..............                383

                 ELECTRICAL EQUIPMENT (0.3%)
     30,000      Thomas & Betts Corp. ....................                847

                 ELECTRICAL UTILITY -- CENTRAL (0.5%)
     20,000      American Electric Power
                 Company, Inc. ...........................                737
     21,000      Westar Energy, Inc. .....................                505
                                                                    ---------
                                                                        1,242

                 ELECTRICAL UTILITY -- EAST (2.2%)
     16,000      Dominion Resources, Inc. ................              1,174
     30,000      Exelon Corp. ............................              1,540
     20,000      Pepco Holdings, Inc. ....................                479
     15,000      PPL Corp. ...............................                891
     20,000      Progress Energy, Inc. ...................                905
     20,000      TECO Energy, Inc. .......................                378
                                                                    ---------
                                                                        5,367

                 ELECTRICAL UTILITY -- WEST (0.3%)
     40,000      Xcel Energy, Inc. .......................                781

                 ELECTRONICS (1.6%)
     25,000      Avnet, Inc.* ............................                563
     40,000      Cubic Corp. .............................                710
     17,000      Fargo Electronics* ......................                340
     40,000      LaserCard Corp.* ........................                235
     35,000      MEMC Electronic Materials, Inc.*                         552
     30,000      Paxar Corp.* ............................                533
     35,000      Symbol Technologies, Inc. ...............                345
     20,000      Titan Corp. (The)* ......................                455
     45,000      Valence Technology, Inc.* ...............                126
                                                                    ---------
                                                                        3,859

                 ENTERTAINMENT (0.5%)
     30,000      IAC/InterActiveCorp* ....................                722
     50,000      Liberty Media Corp. Class "A"* ..........                510
                                                                    ---------
                                                                        1,232

                 ENVIRONMENTAL (0.2%)
     20,000      Waste Management, Inc. ..................                567

                 FINANCIAL SERVICES -- DIVERSIFIED (2.4%)
     10,000      American Express Co. ....................                532
     20,000      American International Group, Inc. ......              1,162
     16,000      Arthur J. Gallagher & Co. ...............                434

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
                 FINANCIAL SERVICES -- DIVERSIFIED (continued)
     30,000      Citigroup, Inc. ..........................         $  1,387
     10,000      HSBC Holdings plc (ADR) ..................              797
     15,000      Loews Corp. ..............................            1,163
     10,000      Principal Financial Group, Inc. ..........              419
                                                                    --------
                                                                       5,894
                 FOOD PROCESSING (2.2%)
     20,000      Archer-Daniels-Midland Co. ...............              428
     25,000      Chiquita Brands International, Inc.                     687
     25,000      ConAgra Foods, Inc. ......................              579
     20,000      Dean Foods Co.* ..........................              705
     12,000      General Mills, Inc. ......................              561
     15,000      Hormel Foods Corp. .......................              440
     30,000      Sara Lee Corp. ...........................              594
     20,000      Smithfield Foods, Inc.* ..................              545
      4,000      TreeHouse Foods, Inc.* ...................              114
     15,000      Unilever plc (ADR) .......................              583
                                                                    --------
                                                                       5,236
                 FOREIGN ELECTRONICS (0.3%)
     15,000      CANON, Inc. (ADR) ........................              789
                 FOREIGN TELECOMMUNICATIONS (1.9%)
     30,000      BCE, Inc. ................................              710
     30,000      TDC A/S (ADR) ............................              642
     20,000      Telecom Corp. of New Zealand Ltd. (ADR) ..              672
     80,000      Telefonos de Mexico S.A. de C.V.
                   (ADR) Series "L" .......................            1,511
     45,000      Vodafone Group plc (ADR) .................            1,094
                                                                    --------
                                                                       4,629
                 FURNITURE/HOME FURNISHINGS (0.1%)
     15,000      La-Z-Boy, Inc. ...........................              219
                 HEALTHCARE INFORMATION SYSTEMS (0.1%)
     27,000      Applera Corp.-Celera Genomics Group* .....              296
                 HOTEL/GAMING (0.3%)
     30,000      International Game Technology ............              845

                 HOUSEHOLD PRODUCTS (0.2%)
     25,000      Newell Rubbermaid, Inc. ..................              596
                 HUMAN RESOURCES (0.3%)
     20,000      Manpower, Inc. ...........................              796
                 INDUSTRIAL SERVICES (0.5%)
     25,000      Convergys Corp.* .........................              356
     20,000      Medis Technologies Ltd.* .................              332
     25,000      Sabre Holdings Corp. Class "A"* ..........              499
                                                                    --------
                                                                       1,187
                 INFORMATION SERVICES (0.3%)
     25,000      ProQuest Co.* ............................              820
                 INSURANCE -- LIFE (0.7%)
     25,000      Lincoln National Corp. ...................            1,173
     25,000      UnumProvident Corp.* .....................              458
                                                                    --------
                                                                       1,631
                 INSURANCE -- PROPERTY & CASUALTY (2.1%)
     39,000      American Financial Group, Inc. ...........            1,307
     16,000      Aspen Insurance Holdings Ltd. ............              441
     15,000      Berkley (W.R.) Corp. .....................              535
     20,000      HCC Insurance Holdings, Inc. .............              757
     15,000      PartnerRe Ltd. ...........................              966
     12,000      SAFECO Corp. .............................              652
     25,000      21st Century Insurance Group .............              371
                                                                    --------
                                                                       5,029
                 INTERNET (0.3%)
     20,000      eBay, Inc.* ..............................              660
                 MACHINERY (1.1%)
     20,000      Briggs & Stratton Corp. ..................              692
     20,000      Flowserve Corp.* .........................              605
     22,000      Lincoln Electronics Holdings, Inc.                      729
     20,000      Snap-on, Inc. ............................              686
                                                                    --------
                                                                       2,712
                 MEDICAL SERVICES (1.1%)
     20,000      Health Net, Inc.* ........................              763
     20,000      Laboratory Corp. of
                 America Holdings* ........................              998
     15,000      Lincare Holdings, Inc.* ..................              613
     26,000      PSS World Medical, Inc.* .................              324
                                                                    --------
                                                                       2,698
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
                 MEDICAL SUPPLIES (2.4%)
     12,000      Becton, Dickinson & Co. ...................        $    630
     12,000      Bio-Rad Laboratories, Inc. lass "A"* ......             711
     12,000      Biomet, Inc. ..............................             416
     20,000      Johnson & Johnson .........................           1,300
     15,000      Molecular Devices Corp.* ..................             324
     20,000      PolyMedica Corp. ..........................             713
     24,000      STERIS Corp. ..............................             618
     30,000      Varian Medical Systems, Inc.* .............           1,120
                                                                    --------
                                                                       5,832
                 METALS FABRICATING (0.1%)
     15,000      Shaw Group, Inc. (The)* ...................             323
                 METALS & MINING -- DIVERSIFIED (0.8%)
     11,000      Alliance Resource Partners, L.P. ..........             814
     24,000      BHP Billiton Ltd. (ADR) ...................             655
     15,000      Inco Ltd. .................................             566
                                                                    --------
                                                                       2,035
                 NATURAL GAS -- DISTRIBUTION (0.2%)
     21,000      Ferrellgas Partners, L.P. .................             438
                 NATURAL GAS -- DIVERSIFIED (1.3%)
     30,000      Devon Energy Corp. ........................           1,520
     20,000      National Fuel Gas Co. .....................             578
     32,000      Vintage Petroleum, Inc. ...................             975
                                                                    --------
                                                                       3,073
                 NEWSPAPER (0.3%)
     40,000      News Corp. Class "B" ......................             674
                 OFFICE EQUIPMENT & SUPPLIES (0.3%)
     15,000      Diebold, Inc. .............................             677
                 OILFIELD SERVICES/EQUIPMENT (0.7%)
     15,000      Offshore Logistics, Inc.* .................             493
      5,000      Plains All American Pipeline, L.P.                      219
     20,000      Rowan Companies, Inc. .....................             594
     20,000      Superior Energy Services, Inc.* ...........             356
                                                                    --------
                                                                       1,662
                 PACKAGING & CONTAINER (0.3%)
     10,000      American Greetings Corp. Class "A" ........             265
     20,000      Sonoco Products Co. .......................             530
                                                                    --------
                                                                         795
                 PETROLEUM -- INTEGRATED (3.0%)
     10,000      Amerada Hess Corp. ........................           1,065
     20,000      ChevronTexaco Corp. .......................           1,118
     18,000      Marathon Oil Corp. ........................             961
      5,000      PetroChina Co., Ltd. (ADR) ................             367
     25,000      Petroleo Brasileiro S.A. --
                 Petrobras (ADR) ...........................           1,303
     14,000      Premcor, Inc. .............................           1,039
     25,000      Repsol YPF, SA (ADR) ......................             628
     10,000      Valero Energy Corp. .......................             791
                                                                    --------
                                                                       7,272
                 PETROLEUM -- PRODUCING (1.3%)
     10,000      Anadarko Petroleum Corp. ..................             822
     16,000      Burlington Resources, Inc. ................             884
     32,500      Cimarex Energy Co.* .......................           1,265
      5,000      Energy Partners Ltd.* .....................             131
                                                                    --------
                                                                       3,102
                 PHARMACY SERVICES (0.3%)
     20,000      Omnicare, Inc. ............................             849
                 POWER (0.3%)
     20,000      Headwaters, Inc.* .........................             688
                 PRECIOUS METALS (1.8%)
     20,000      Agnico-Eagle Mines Ltd. ...................             252
     35,000      Anglo American plc (ADR) ..................             823
     25,000      AngloGold Ashanti Ltd. (ADR) ..............             893
     35,000      Apex Silver Mines Ltd.* ...................             481
     70,000      Coeur d'Alene Mines Corp.* ................             254
     50,000      Harmony Gold Mining Company Ltd. (ADR) ....             428
     25,000      Newmont Mining Corp. ......................             976
     15,000      Stillwater Mining Co.* ....................             111
     10,000      Western Silver Corp.* .....................              87
                                                                    --------
                                                                       4,305
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                     June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
                 PRECISION INSTRUMENT (0.3%)
     20,000      Mechanical Technology, Inc.* ..........            $     71
                                                                    --------
     25,000      RAE Systems, Inc.* ....................                  78
                                                                    --------
                                                                         623

                 PUBLISHING (0.1%)
     10,000      Donnelley (R.R.) & Sons Co. ...........                 345

                 R.E.I.T. (1.2%)
     50,000      Crescent Real Estate Equities Co.                       938
     75,000      GMH Communities Trust .................               1,039
     40,000      Pengrowth Energy Trust Class "A" ......                 890
                                                                    --------
                                                                       2,867

                 RAILROAD (1.4%)
     12,000      Canadian National Railway Co. .........                 692
     24,000      Canadian Pacific Railway Ltd. .........                 828
     20,000      CSX Corp. .............................                 853
     15,000      Norfolk Southern Corp. ................                 464
     10,000      Union Pacific Corp. ...................                 648
                                                                    --------
                                                                       3,485

                 RETAIL -- SPECIAL LINES (0.9%)
     10,000      Bed Bath & Beyond, Inc.* ..............                 418
     30,000      Claire's Stores, Inc. .................                 722
     22,000      Linens 'n Things, Inc.* ...............                 521
     25,000      TJX Companies, Inc. (The) .............                 609
                                                                    --------
                                                                       2,270

                 SECURITIES BROKERAGE (0.4%)
     20,000      Morgan Stanley ........................               1,049

                 SEMICONDUCTOR (0.8%)
     25,000      Advanced Micro Devices, Inc.* .........                 434
     10,000      Anadigics, Inc.* ......................                  19
     20,000      Cypress Semiconductor Corp.* ..........                 252
     35,000      OmniVision Technologies, Inc.* ........                 476
     27,000      O2Micro International Ltd.* ...........                 379
     20,000      STMicroelectronics N.V. ...............                 319
                                                                    --------
                                                                       1,879

                 SHOE (1.0%)
     20,000      Brown Shoe Company, Inc. ..............                 783
     15,000      Genesco, Inc.* ........................                 556
     25,000      Reebok International Ltd. .............               1,046
                                                                    --------
                                                                       2,385

                 STEEL -- INTEGRATED (0.3%)
     20,000      United States Steel Corp. .............                 687

                 TELECOMMUNICATIONS EQUIPMENT (0.7%)
     25,000      AudioCodes Ltd.* ......................                 249
     30,000      Cisco Systems, Inc.* ..................                 573
     30,000      Harmonic, Inc.* .......................                 145
     20,000      MasTec, Inc.* .........................                 176
     45,000      Polycom, Inc.* ........................                 671
                                                                    --------
                                                                       1,814

                 TELECOMMUNICATION SERVICES (0.5%)
     25,000      Dycom Industries, Inc.* ...............                 495
     35,000      Telkonet, Inc.* .......................                 173
     20,000      Tim Participacoes S.A. (ADR) ..........                 316
     25,157      Turkcell Iletisim Hizmetleri
                 A/S (ADR) .............................                 318
                                                                    --------
                                                                       1,302

                 TRUCKING (0.2%)
     10,000      Ryder System, Inc. ....................                 366

                 UTILITY -- FOREIGN (0.3%)
     20,000      Scottish Power plc (ADR) ..............                 712

                 WATER UTILITY (0.6%)
     25,000      American States Water Co. .............                 734
     20,100      California Water Service Group ........                 755
                                                                    --------
                                                                       1,489

                 WIRELESS NETWORKING (0.3%)
     45,000      Alvarion Ltd.* ........................                 523
     20,000      Powerwave Technologies, Inc.* .........                 204
                                                                    --------
                                                                         727

                 TOTAL COMMON STOCKS
                 (Cost $118,775,000) ...................             143,421
                                                                    --------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
----------------                                                  --------------
PREFERRED STOCKS (2.3%)
                 BEVERAGE -- ALCOHOLIC (0.4%)
     20,000      Constellation Brands, Inc. 5.75%,
                 Series "A" Conv. Pfd. ...............              $    894
                 CHEMICAL -- DIVERSIFIED (0.2%)
     10,000      Huntsman Corp. 5.0%, Conv. Pfd.......                   461
                 FINANCIAL SERVICES -- DIVERSIFIED (0.2%)
     20,000      General Electric Capital Corp.
                   Step Coupon, Pfd. .................                   501
                 INSURANCE -- LIFE (0.5%)
      5,000      MetLife, Inc. 5.875%, Pfd. ..........                   126
     25,000      MetLife, Inc. 6.5%,
                   Series "B" Pfd. ...................                   630
     15,000      UnumProvident Corp. 8.25%
                   Adj. Conv. Unit ...................                   539
                                                                    --------
                                                                       1,295
                 MEDICAL SUPPLIES (0.2%)
     10,000      Baxter International, Inc. 7.0%,
                   Conv. Unit ........................                   553
                 R.E.I.T. (0.3%)
     30,000      Health Care REIT, Inc. 7.625%,
                   Series "F" Pfd. ...................                   758
                 SECURITIES BROKERAGE (0.5%)
     50,000      Lehman Brothers Holdings, Inc.
                 Floating Rate, Series "G", Pfd ......                 1,213
                 TOTAL PREFERRED STOCKS
                   (Cost $5,198,000) .................                 5,675
                                                                    --------

                                                                      Value
  Principal                                                      (in thousands
    Amount                                                         except per
(in thousands)                                                    share amount)
--------------                                                    -------------
CORPORATE BONDS & NOTES (13.4%)
                 AIR TRANSPORT (0.5%)
   $  1,500      ExpressJet Holdings, Inc. Sr.
                   Conv. Guaranteed Notes,
                   4.25%, 8/1/23 ....................               $  1,194
                 AUTO & TRUCK (0.4%)
   $  1,000      Navistar Financial Corp. 4.75%
                   Conv. Notes, 4/1/09 ..............                    982
                 CABLE TV (0.5%)
      1,250      Mediacom Communications, Inc.
                   5.25%, Class "A", Senior
                   Conv. Notes, 7/1/06 ..............                  1,245
                 CHEMICAL -- SPECIALITY (0.5%)
      1,175      Lubrizol Corp. (The) 6.875%,
                   Sub. Conv. Notes, 6/15/07 ........                  1,224
                 COMPUTER SOFTWARE & SERVICES (0.7%)
        500      Mentor Graphics Corp. 6.875%,
                   Sub. Conv. Notes, 6/15/07 ........                    495
      1,250      Unisys Corp. 6.875%, Senior
                   Notes, 3/15/10 ...................                  1,228
                                                                    --------
                                                                       1,723
                 DRUG (0.2%)
        500      Enzon Pharmaceuticals, Inc.
                   4.50%, Sub. Conv.
                   Notes, 7/1/08 ....................                    441
                 ELECTRICAL EQUIPMENT (0.9%)
      2,000      Thomas & Betts Corp. 6.39%,
                   Notes, 2/10/09 ...................                  2,087
                 ELECTRONICS (0.2%)
      1,000      Celestica, Inc. Zero Coupon,
                   Conv. Notes, 8/1/20 ..............                    561
                 ENTERTAINMENT (0.7%)
      1,500      Liberty Media Corp. 7.875%,
                   Series "A", 7/15/09 ..............                  1,601
                 FINANCIAL SERVICES (2.0%)
      1,000      BISYS Group, Inc. (The) 4.0%,
                   Sub. Conv. Notes, 3/15/06 ........                    987
      1,000      IOS Capital, Inc. 7.25%, Senior
                   Notes, 6/30/08 ...................                  1,032
      3,000      SLM Corp. Floating Rate Notes
                   4.59%, 4/1/14** ..................                  2,903
                                                                    ---------
                                                                       4,922
                 FOOD PROCESSING (0.4%)
      1,000      Sensient Technologies Corp.
                   6.50%, 4/1/09 ....................                  1,040

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
  Principal                                                      (in thousands
    Amount                                                         except per
(in thousands)                                                    share amount)
--------------                                                    -------------
                 GROCERY (0.8%)
   $  1,000      Delhaize America, Inc. 7.375%,
                   Sub. Guaranteed Notes, 4/15/06 ....              $  1,022
      1,000      Wild Oats Markets, Inc. 3.25%
                   Senior Notes, 5/15/34 (1) .........                   885
                                                                    --------
                                                                       1,907
                 HOTEL/GAMING (0.4%)
      1,000      Caesars Entertainment, Inc.
                   7.875%, Senior Sub. Notes,
                   12/15/05 ..........................                 1,015
                 INDUSTRIAL SERVICES (1.1%)
      1,000      Quanta Services, Inc. 4.0%,
                   Sub. Conv. Notes, 7/1/07 ..........                   951
        500      Quanta Services, Inc. 4.5%,
                   Conv. Notes, 10/1/23 ..............                   515
      1,000      Sabre Holdings Corp. 7.35%,
                   Notes, 8/1/11 .....................                 1,111
                                                                    --------
                                                                       2,577
                 INSURANCE -- LIFE (0.8%)
      2,000      Principal Life Income Funding
                   Trust Floating Rate Notes,
                   4.85%, 4/1/16** ...................                 1,972
                 OILFIELD SERVICES/EQUIPMENT (0.2%)
        500      Pemex Project Funding Master
                   Trust 7.375%, Guaranteed
                   Notes, 12/15/14 ...................                   561
                 PRECISION INSTRUMENT (0.8%)
      2,000      Agilent Technologies, Inc. 3.0%,
                   Series "A" Conv. Debentures
                   (3.0% to 6/16/03; Resets
                   thereafter), 12/1/21 ..............                 1,972
                 RETAIL AUTOMOTIVE (0.1%)
        300      Pep Boys-Manny, Moe & Jack (The)
                   4.25%, Conv. Note, 6/1/07 .........                   289
                 RETAIL STORE (0.5%)
      1,000      Dollar General Corp.
                   8.625%, Senior Guaranteed
                   Notes, 6/15/10 ....................                 1,140

                 SECURITIES BROKERAGE (0.8%)
   $  2,000      Bear Stearns Companies, Inc.
                   (The), Floating Rate Notes,
                   4.80%, 4/10/14** ..................                 1,966
                 SEMICONDUCTOR (0.4%)
      1,000      Advanced Energy Industries, Inc.
                   5.0%, Sub. Conv. Notes, 9/1/06 ....                   977
                 TRUCKING (0.5%)
      1,000      Roadway Corp. 8.25%,
                   Notes, 12/1/08 ....................                 1,097
                 TOTAL CORPORATE BONDS & NOTES
                   (Cost $32,364,000)                                 32,493
                                                                    --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.9%)
      3,000      Federal Home Loan Bank Bonds,
                   3.50%, 8/15/06 ....................                 2,990
      2,000      Federal Home Loan Bank Bonds,
                   4.00%, 3/10/08 ....................                 2,002
      4,000      Federal Home Loan Bank Bonds,
                   5.00%, 3/10/10 ....................                 4,040
      2,000      Federal Home Loan Bank Bonds,
                   3.50%, 3/2/07 .....................                 1,989
      3,000      Federal Home Loan Bank Bonds,
                   3.875%, 6/8/07 ....................                 2,993
      2,000      Federal Home Loan Bank Bonds,
                   3.00%, 3/30/11 ....................                 1,996
      3,000      Federal Home Loan Bank Bonds,
                   3.05%, 11/9/07 ....................                 2,982
      3,000      Federal Home Loan Bank Bonds,
                   4.08%, 5/19/09 ....................                 2,999
      2,000      Federal Home Loan Bank Bonds,
                   3.50%, 2/28/07 ....................                 1,990
      2,000      Federal Home Loan Bank Bonds,
                   3.33%, 12/20/06 ...................                 1,986
      4,000      Federal Home Loan Mortgage
                   Corp., 5.00%, 2/15/26 (IO) ........                   595
                                                                    --------
                 TOTAL U.S. GOVERNMENT
                   AGENCY OBLIGATIONS
                   (Cost $26,771,000) ................                26,562
                                                                    --------
                 TOTAL INVESTMENT
                   SECURITIES (85.5%)
                   (Cost $183,108,000) ...............               208,151
                                                                    --------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                         Value Line Income and Growth Fund, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
  Principal                                                      (in thousands
    Amount                                                         except per
(in thousands)                                                    share amount)
--------------                                                    -------------
SHORT-TERM INVESTMENTS (16.8%)
                 CORPORATE BOND (2.0%)
    $ 5,000      Nelnet Student Loan Corp. Series
                   2004-2A Class A5C Floating
                   Rate Bond, 3.36%**, 7/25/05
                   (Cost $5,000,000)...................             $   5,000

                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- (6.2%)
     10,000      Federal Home Loan Bank Zero
                   Coupon, Discount Notes, 7/5/05......                 9,997
      5,000      Federal Home Loan Bank Step
                   Coupon, 7/13/05 ....................                 5,000
                                                                    ---------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $14,997,000)..................                14,997

                 REPURCHASE AGREEMENT (8.6%)
                   (including accrued interest)

     10,900      Collateralized by $8,488,000 U.S.
                   Treasury Notes 6.50%, due
                   11/15/26, with a value of
                   $11,230,685 (with UBS
                   Warburg LLC, 2.75%, dated
                   6/30/05, due 7/1/05, delivery
                   value $10,900,833) .................                10,901

    $10,000      Collateralized by $10,040,000
                   U.S. Treasury Bonds 5.75%,
                   due 11/15/05, with a value of
                   $10,262,762 (with Morgan
                   Stanley & Co., Inc., 2.80%,
                   dated 6/30/05, due 7/1/05,
                   delivery value $10,000,778) ........             $  10,001
                                                                    ---------
                 TOTAL REPURCHASE
                   AGREEMENT
                   (Cost $20,902,000) .................                20,902
                                                                    ---------
                 TOTAL SHORT-TERM
                   INVESTMENTS
                   (Cost $40,899,000) .................                40,899
                                                                    ---------
EXCESS OF LIABILITIES OVER
  CASH & OTHER ASSETS (-2.3%) .........................                (5,546)
                                                                    =========
NET ASSETS (100.0%) ...................................             $ 243,504
                                                                    =========
NET ASSET VALUE, OFFERING
  AND REDEPMTION PRICE PER
  OUTSTANDING SHARE
  ($243,503,673 [divided by] 28,724,651
  shares outstanding)                                               $    8.48
                                                                    =========

(ADR) American Depositary Receipts.
*     Non-income producing.
**    Rate at 6/30/05. Floating Rate changes monthly.
(1)   144A Security.
(IO)  Interest Only Security.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
   (Cost -- $183,108) ..........................................    $208,151
Short-term investments
   (Cost -- $40,899) ...........................................      40,899
Cash ...........................................................         103
Dividends and interest receivable ..............................         815
Receivable for capital shares sold .............................          54
Prepaid expenses ...............................................          41
                                                                    --------
     Total Assets ..............................................     250,063
                                                                    --------
Liabilities:
Payable for securities purchased ...............................       6,259
Payable for capital shares repurchased .........................          24
Accrued expenses:
   Advisory fee ................................................         134
   Service and distribution plan fees ..........................          50
   Other .......................................................          92
                                                                    --------
     Total Liabilities .........................................       6,559
                                                                    --------
Net Assets .....................................................    $243,504
                                                                    ========
Net assets consist of:
Capital stock, at $1.00 par value (authorized
   50,000,000, outstanding 28,724,651 shares) ..................    $ 28,725
Additional paid-in capital .....................................     174,328
Undistributed net investment income ............................         445
Accumulated net realized gain
   on investments ..............................................      14,963
Net unrealized appreciation of investments .....................      25,043
                                                                    --------
Net Assets .....................................................    $243,504
                                                                    ========
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($243,503,673 [divided by] 28,724,651
   shares outstanding) .........................................    $   8.48
                                                                    ========

Statement of Operations
for the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Interest .....................................................      $  1,879
Dividends (Net of foreign withholding
   tax of $37) ...............................................         1,514
                                                                    --------
   Total Income ..............................................         3,393
                                                                    --------
Expenses:
Advisory fee .................................................           779
Service and distribution plan fees ...........................           290
Transfer agent fees ..........................................            54
Custodian fees ...............................................            35
Auditing and legal fees ......................................            33
Printing .....................................................            23
Postage ......................................................            15
Insurance ....................................................            13
Registration and filing fees .................................            12
Directors' fees and expenses .................................            12
Telephone ....................................................             8
Other ........................................................             2
                                                                    --------
   Total Expenses Before Custody Credits .....................         1,276
   Less: Custody Credits .....................................            (2)
                                                                    --------
   Net Expenses ..............................................         1,274
                                                                    --------
Net Investment Income ........................................         2,119
                                                                    --------
Net Realized and Unrealized Gain
   (Loss) on Investments:
   Net Realized Gain .........................................        10,911
   Change in Net Unrealized Appreciation/
     (Depreciation) ..........................................        (7,306)
                                                                    --------
Net Realized Gain and Change in
   Net Unrealized Appreciation/
   (Depreciation) on Investments .............................         3,605
                                                                    --------
Net Increase in Net Assets
   from Operations ...........................................      $  5,724
                                                                    ========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                         Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended June 30, 2005 (unaudited)
and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                          Six Months Ended     Year Ended
                                                                            June 30, 2005      December 31,
                                                                             (unaudited)          2004
                                                                            -------------------------------
                                                                                      (In thousands)
Operations:
 Net investment income .........................................            $   2,119             $   2,816
 Net realized gain on investments ..............................               10,911                22,743
 Change in net unrealized appreciation/(depreciation) ..........               (7,306)                3,740
                                                                            -------------------------------
 Net increase in net assets from operations ....................                5,724                29,299
                                                                            -------------------------------
Distributions to Shareholders:
 Net investment income .........................................               (1,983)               (2,674)
 Net realized gain from investment transactions ................                 --                 (23,494)
                                                                            -------------------------------
 Total distributions ...........................................               (1,983)              (26,168)
                                                                            -------------------------------
Capital Share Transactions:
 Net proceeds from sale of shares ..............................               18,813                21,672
 Net proceeds from reinvestment of distributions to shareholders                1,715                23,200
 Cost of shares repurchased ....................................              (11,324)              (25,771)
                                                                            -------------------------------
 Increase from capital share transactions ......................                9,204                19,101
                                                                            -------------------------------
Total Increase in Net Assets ...................................               12,945                22,232
Net Assets:
 Beginning of period ...........................................              230,559               208,327
                                                                            -------------------------------
 End of period .................................................            $ 243,504             $ 230,559
                                                                            ===============================
Undistributed Net Investment Income, at end of period ..........            $     445             $     309
                                                                            ===============================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the

--------------------------------------------------------------------------------
16

                                         Value Line Income and Growth Fund, Inc.

                                                                  June 30, 2005
--------------------------------------------------------------------------------

ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders Transactions in capital stock were as follows (in thousands except per share amounts):

                                                      Six Months
                                                        Ended          Year
                                                       June 30,        Ended
                                                         2005       December 31,
                                                     (unaudited)         2004
                                                     ---------------------------
Shares sold ..............................             2,258              2,529
Shares issued to
   shareholders in
   reinvestment of dividends
   and distributions .....................               203              2,793
                                                     --------------------------
                                                       2,461              5,322
Shares repurchased .......................            (1,360)            (3,017)
                                                     --------------------------
Net increase .............................             1,101              2,305
                                                     ==========================
Dividends per share from
   net investment income .................           $   .07            $ .1075
                                                     ==========================
Distributions per share from
   net realized gains ....................           $    --            $ .9425
                                                     ==========================

3. Purchases and Sales of Securities Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                Six Months Ended
                                                                 June 30, 2005
                                                                  (unaudited)
                                                                ----------------
                                                                 (in thousands)
PURCHASES:
   U.S. Treasury & Government
      Agency Obligations .................................          $14,039
   Other Investment Securities ...........................           69,395
                                                                    -------
                                                                    $83,434
                                                                    =======
SALES & REDEMPTIONS:
   U.S. Treasury & Government
      Agency Obligations .................................          $ 3,959
   Other Investment Securities ...........................           66,433
                                                                    -------
                                                                    $70,392
                                                                    =======

4. Income Taxes At June 30, 2005, information on the tax components of capital is as follows: (unaudited)

                                                                  (in thousands)
                                                                  --------------
Cost of investments for tax purposes ....................            $ 224,007
                                                                     =========
Gross tax unrealized appreciation .......................            $  28,339
Gross tax unrealized depreciation .......................               (3,296)
                                                                     ---------
Net tax unrealized appreciation
   on investments .......................................            $  25,043
                                                                     =========

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

The tax composition of distributions to shareholders for the six months ended June 30, 2005 and for the year ended December 31, 2004 were as follows:

                                                      Six Months
                                                         Ended
                                                    June 30, 2005
                                                      (unaudited)       2004
                                                      --------------------------
                                                            (in thousands)
Ordinary income ..........................            $ 1,983            $11,883
Long-term capital gain ...................                 --             14,285
                                                      --------------------------
                                                      $ 1,983            $26,168
                                                      ==========================

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $779,471 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2005. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2005, fees amounting to $290,248 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2005, the Fund's expenses were reduced by $1,859 under a custody credit arrangement with the Custodian.

At June 30, 2005, the Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 381,855 shares of the Fund's capital stock, representing 1.3% of the outstanding shares at June 30, 2005.

--------------------------------------------------------------------------------
18

                                         Value Line Income and Growth Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            Six Months
                                               Ended                             Years Ended December 31,
                                           June 30, 2005  --------------------------------------------------------------------
                                            (unaudited)       2004          2003          2002          2001           2000
                                          ------------------------------------------------------------------------------------
Net asset value, beginning of period ...     $  8.35       $   8.23      $   7.00      $   8.17       $   9.00       $  10.10
                                             --------------------------------------------------------------------------------
Income (loss) from
 Investment operations:
 Net investment income .................         .07            .11           .11           .11            .11            .13
 Net gains or losses on securities
   (both realized and unrealized) ......         .13           1.06          1.59         (1.09)          (.58)          (.28)
                                             --------------------------------------------------------------------------------
 Total from investment operations ......         .20           1.17          1.70          (.98)          (.47)          (.15)
                                             --------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income ...................         (.07)          (.11)         (.11)        (.11)          (.12)          (.13)
 Distributions from net
   realized gains ......................           --           (.94)         (.36)        (.08)          (.24)          (.82)
                                             --------------------------------------------------------------------------------
 Total distributions ...................         (.07)         (1.05)         (.47)        (.19)          (.36)          (.95)
                                             --------------------------------------------------------------------------------
Net asset value, end of period .........     $  8.48       $   8.35      $   8.23      $   7.00       $   8.17       $   9.00
                                             ================================================================================
Total return                                    2.40%+         14.39%        24.43%      (12.03)%        (5.18)%        (1.63)%
                                             ================================================================================
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) ........................    $ 243,504      $ 230,559     $ 208,327     $ 189,002      $ 198,108      $ 218,303
Ratio of expenses to average
 net assets (1) ........................         1.10%*         1.11%         1.15%        1.15%          1.09%          0.95%
Ratio of net investment income
 to average net assets .................         1.82%*         1.31%         1.37%        1.41%          1.25%          1.32%
Portfolio turnover rate ................           36%+          103%          106%         155%            88%            41%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.14% for the year ended December 31, 2003, 1.08% for the year ended December 31, 2001, and would not have changed for the years ended December 31, 2004, 2002, 2000 and for the six-month period ended June 30, 2005 (unaudited).
*     Annualized
+     Not annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser (the "Adviser") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to the Adviser's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of the Adviser's compliance department.

As part of the review of the Agreement, the Independent Directors requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group and the results of an index. The Fund outperformed its Peer Group for the one-year, three-year, five-year and 10-year periods ended December 31, 2004, and the Directors concluded that the Fund's performance supported the continuation of the Agreement.

The Adviser's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors also engaged in discussions with senior management of the Adviser responsible for investment operations. The Directors concluded that the Adviser has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

--------------------------------------------------------------------------------
20

                                         Value Line Income and Growth Fund, Inc.


--------------------------------------------------------------------------------

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered the Adviser's fee under the Agreement relative to the management fees charged by the Peer Group. The Fund's management fee was lower than the average management fee of the Peer Group and the Directors concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team and the Adviser's proprietary ranking system. While the total expenses of the Fund exceeded the average expenses of the Peer Group, the Board concluded that the Fund's expenses were reasonable.

Profitability. The Directors considered the level of the Adviser's profits with respect to the management of the Fund. This consideration included a review of the Adviser's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that the Adviser's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to the Adviser. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by the Value Line and affiliates.

Conclusion. The Directors, in light of the Adviser's overall performance, considered it appropriate to continue to retain the management services of the Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
-----------------------------------------------------------------------------------------------------------------
Charlotte, NC 28209
Age 64
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

                                         Value Line Income and Growth Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
--------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and President,
                                                                   1987-1998.
--------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since April 1, 2004; Senior
Age 56                                                            Financial Advisor, Hawthorne,
                                                                   2001-2004.
--------------------------------------------------------------------------------------------------------------------------
Officers
----------------------------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 43                                                            the Adviser.
Jeffrey Geffen               Vice President         Since 1997    Portfolio Manager with
Age 55                                                            the Adviser.
Stephen E. Grant             Vice President         Since 1997    Portfolio Manager with
Age 51                                                            the Adviser.
--------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, Treasurer
                                                                  and Chief Compliance Officer of
                                                                  each of the 14 Value Line Funds.
--------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
--------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
24

Item 2. Code of Ethics

      N/A

Item 3. Audit Committee Financial Expert.

      N/A

Item 4. Principal Accountant Fees and Services

      N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President


Date:  09/06/2005
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  09/06/2005
       --------------------------